Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.35

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Exception Level	Status	Condition Custom Description	Cleared Date	Compensating Factors	Lender Response	Comments	Loan Status	Moody's Initial Exception Grade	Moody's Final Exception Level Grade	Fitch Initial Exception Grade	Fitch Final Exception Level Grade	S&P Initial Exception Grade	S&P Final Exception Level Grade	Kroll Initial Exception Grade	Kroll Final Exception Level Grade	DBRS Initial Exception Grade	DBRS Final Exception Level Grade
2024130635	XXX	XXX	XXX	Credit	Hazard Insurance Coverage Amount is Insufficient	XXX	1	Closed	Subject is Attached XXX per appraisal (pg 217). XXX provided (pg 585). Missing XXX. XXX in file does not reference subject unit (pg 649).	XXX	Verified reserves - Verified reserves of $XXX, no reserves required per XXX. ; Verified housing payment history - XXX months of prior mortgage history verified as paid with no late payments. XXX months of current rental payments verified with no late payments. ; Verified credit history - XXX Fico w/a minimum requirement of XXX.;	XXX XXX - Exception is cleared with the attached copy of the master certificate of property and liability insurance; Subject building listed in the property description.

XXX Recd from lender: The XXX did include the specific Property Address shown under Description and that is all they will do to indicate the Property is included in the XXX  Coverage.
** Finding remains, XXX clearly states the location of the premises covered as being Location XXX: XXX XXX, XXX which is for the units in Location XXX & XXX.  Subject is located in Building XXX which contains units XXX, XXX, XXX, XXX, XXX (Subject), and XXX. The addition of the subject address under the special conditions is insufficient to verify coverage of the building.  Missing XXX that covers the subject building.

XXX Recd from lender: Please see page 649 and 650 of the file. The XXX has the subject address on each part.
** Finding remains, XXX pg 649 is the XXX .  Policy pg 650 is for property but reflects the "Location of Premises/Description of Property as XXX: XXX XXX XXX; XXX XXX  XXX XXX.  Subject is XXX.  Missing evidence of insurance for the subject.

												XXX - The attached snippet is for the projects liability insurance. The property coverage XXX does not list subject property. XXX XXX Exception Remains;	XXX - Exception is cleared with the attached copy of the XXX certificate of property and liability insurance; Subject building listed in the property description.	XXX	C	A	C	A	C	A	C	A	C	A
2024130635	XXX	XXX	XXX	Credit	Undisclosed or Excluded Debt	XXX	1	Closed	UW excluded debt to Advancial with payment of $XXX (pg 40). No explanation provided, however XXX bank statements in file (pg 107-118) were provided confirming XXX months of payments made from XXX bank account. Per guidelines XXX months of proof that XXX pays the debts is required. Missing one additional month of XXX bank statement confirming payment of $XXX is paid by business. If this payment were included in DTI the DTI would be XXX% which exceeds maximum of XXX%.	XXX	Verified reserves - Verified reserves of $XXX, no reserves required per XXX. ; Verified housing payment history - XXX months of prior mortgage history verified as paid with no late payments. XXX months of current rental payments verified with no late payments. ; Verified credit history - XXX Fico w/a minimum requirement of XXX.;	XXX XXX - Exception is cleared with the attached XXX statement to document complete XXX months proof that the business is paying the debt to support the exclusion of the debt in qualifying.

XXX - Recd the same documentation previously presented (XXX,XXX,XXX,XXX,XXX,XXX). Missing is XXX payment, which would be after the attached printout cutoff date of XXX.

XXX - Please waive/downgrade based on XXX XXX- fico score XXX+points above program minimum. ---
Escalated to investor for review.

												XXX - Recd XXX months bank statements evidencing business is paying debt (XXX,XXX,XXX,XXX,XXX,XXX). Missing is XXX payment.	XXX - Exception is cleared with the attached XXX statement to document complete XXX months proof that the business is paying the debt to support the exclusion of the debt in qualifying.	XXX	C	A	C	A	C	A	C	A	C	A
2024130624	XXX	XXX	XXX	Compliance	Closing Disclosure Total of Payments is Under Disclosed 1026.38(o)(2)	XXX	2	Acknowledged	Disclosed Total of Payments of $XXX on CD issued at closing on XXX is $XXX less than the corrected Total of Payments of $XXX disclosed on XXX issued on XXX. This exceeds the $XXX threshold for XXX transactions. Requires XXX, XXX, refund and evidence of delivery to borrower.
									Disclosed Total of Payments of $XXX on CD issued at closing on XXX is $XXX less than the corrected Total of Payments of $XXX disclosed on XXX issued on XXX. This exceeds the $XXX threshold for XXX transactions. Requires XXX, XXX, refund and evidence of delivery to borrower.		Verified credit history - XXX Credit score exceeds minimum XXX per guidelines.; Disposable Income - Borrower has $XXX in verified residual income.;	XXX XXX - Exception is downgraded to XXX with documentation provided in file: PCCD, cover letter, copy of refund check $XXX, and XXX to evidence delivery to borrower was completed within XXX days of consummation.	Client: XXX - Exception is downgraded to XXX with documentation provided in file: XXX, cover letter, copy of refund check $XXX, and XXX to evidence delivery to borrower was completed within XXX days of consummation.	XXX	C	B	C	B	C	B	C	B	C	B
2024130624	XXX	XXX	XXX	Compliance	The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance.	XXX	2	Acknowledged	Lender credit of $XXX is insufficient to cure tolerance violations. Fee naming associated with the Appraisal Fee, XXX , and XXX changed throughout the disclosure process resulting in tolerance violation. -- A Lender Credit for Excess Charges of ($XXX), Principal Reduction for Excess Charges of ($XXX), and general or specific lender credit increases of ($XXX) were applied to the total fee variance of ($XXX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance.

A Lender Credit for Excess Charges of ($XXX), Principal Reduction for Excess Charges of ($XXX), and general or specific lender credit increases of ($XXX) were applied to the total fee variance of ($XXX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance.	Verified credit history - XXX Credit score exceeds minimum XXX per guidelines.; Disposable Income - Borrower has $XXX in verified residual income.;	XXX XXX - Recd copy of the cover letter, XXX, refund check $XXX and XXX to evidence delivery to borrower was completed within XXX days of consummation.

XXX Copy of refund check dated XXX in the amount of $XXX received.
** Finding remains, missing evidence of trackable delivery to borrower.

XXX - Exception is partially cured with the attached copy of the cover letter, XXX, and XXX to evidence delivery to borrower was completed within XXX days of consummation. Missing is a copy of the refund check in the amount of $XXX with evidence of trackable delivery to borrower.

XXX - Recd the same loe, XXX, copy of refund $XXX, and XXX as provided in file. Credit of $XXX was to cure $XXX XXX  Fee. The issue is the Appraisal Fee being removed for consecutive disclosures and then added back at closing.

Initial XXX XXX  $XXX
Interim XXX XXX  $XXX
Initial CD 7XXX XXX  $XXX Lender Paid
Interim CD XXX XXX  $XXX Lender Paid
Interim CD XXX XXX  $XXX Lender Paid
												Closing CD XXX XXX $XXX Lender Paid	Client: XXX Post-Closing Corrective Action.	XXX	C	B	C	B	C	B	C	B	C	B
2024130624	XXX	XXX	XXX	Credit	Missing Tax Transcript(s)	XXX	1	Closed	Missing tax transcripts for XXX and XXX.	XXX	Verified credit history - XXX Credit score exceeds minimum XXX per guidelines.; Disposable Income - Borrower has $XXX in verified residual income.;	XXX XXX - Exception is partially cleared with the attached XXX form. Missing tax transcripts XXX. Per guidelines, Documentation from processing the XXX Form XXX must be equal to or greater than the income used to qualify the loan.

												XXX - "Borrower qualifying with XXX earnings and XXX (for reserves); tax transcripts not required". -- Per guidelines, For Borrowers with qualifying income from only salary/wage sources and fully documented through XXX Form XXX, the XXX Form XXX need only be executed for XXX Form XXX. Documentation from processing the XXX Form XXX must be equal to or greater than the income used to qualify the loan.	XXX XXX Wage & Income transcripts received.	XXX	C	A	C	A	C	A	C	A	C	A
2024130623	XXX	XXX	XXX	Credit	XXX - Schedule B Exception	XXX	1	Closed	Missing XXX to verify Schedule XXX XXX XXX (p564) has been cleared. Per title dated XXX "Description for the property shows that part of lot # XXX was once a XXX Called XXX. The map states that XXX is to be XXX. There is no deed from The XXX of XXX. The only thing I found was XXX XXX and Resolution. See copies and contact XXX Underwriting."	XXX	Established credit history - Open active credit dates back to XXX with no reported default.; Verified reserves - XXX months reserves or $XXX required, XXX months reserves or $XXX reserves documented in addition to the assets used for income.;		XXX Clear XXX with no exception received.	XXX	C	A	C	A	C	A	C	A	C	A
2024130621	XXX	XXX	XXX	Credit	Income Documentation is Insufficient	XXX	1	Closed	Missing copy of borrower executed XXX XXX XXX Properties return (p. 440) and borrower executed XXX XXX return (p. 413).	XXX	Low DTI - Low XXX% DTI when guidelines allow up to XXX%. ; Verified employment history - Long term self-employment. XXX verified borrower has been self-employed with one business for over XXX years and over XXX for the additional business. ; Verified credit history - Borrower representative score is XXX. Guidelines require minimum of XXX with LTV of XXX%. All current and prior mortgage history, installment and revolving debt paid XXX per credit report. XXX Line of Credit (p. 280) payment is reported to have a XXX in XXX, thus over XXX years prior. All other credit is reported as paid timely. ;		XXX Executed XXX and XXX received.	XXX	C	A	C	A	C	A	C	A	C	A
2024130622	XXX	XXX	XXX	Compliance	Final APR Outside Tolerance of XXX from APR XXX Business Days Prior to Closing	XXX	2	Acknowledged	XXX decreased by XXX. CD issued XXX stated XXX XXX%. CD issued XXX stated XXX XXX%.	XXX	Low LTV/CLTV/HCLTV - XXX% CLTV is below XXX% maximum per guidelines.; Low DTI - XXX% DTI is below XXX% maximum per guidelines.;		Client: XXX Non-Material, decrease is a benefit to borrower.	XXX	C	B	C	B	C	B	C	B	C	B
2024130634	XXX	XXX	XXX	Credit	Guideline Exception(s)	XXX	1	Closed	Missing Certificate of XXX XXX or equivalent document. Subject property is vested in XXX, per the XXX printout dated XXX and XXX this entity is not in good status with the XXX of state on XXX (p180, 12).	XXX	Verified housing payment history - XXX months satisfactory mortgage history required, open active mortgages reflect XXX, XXX months in closed mortgages with no reported default.; Verified reserves - XXX months reserves or $XXX required, borrower is receiving XXX months or $XXX in cash out proceeds.; Verified credit history - XXX FICO w/a minimum requirement of XXX for Cash out.;	XXX XXX - Exception is cleared with the attached updated XXX search confirming active business status.	XXX - Exception is cleared with the attached updated XXX search confirming active business status.	XXX	C	A	C	A	C	A	C	A	C	A
2024130634	XXX	XXX	XXX	Credit	Final 1003 Application is Incomplete	XXX	1	Closed	Missing Lender Loan Information section of the final 1003 (p13)	XXX	Verified housing payment history - XXX months satisfactory mortgage history required, open active mortgages reflect XXX, XXX months in closed mortgages with no reported default.; Verified reserves - XXX months reserves or $XXX required, borrower is receiving XXX months or $XXX in cash out proceeds.; Verified credit history - XXX FICO w/a minimum requirement of XXX for Cash out.;		XXX Lender Loan Information XXX received.	XXX	C	A	C	A	C	A	C	A	C	A
2024130634	XXX	XXX	XXX	Credit	Initial 1003 Application is Incomplete	XXX	1	Closed	Missing Lender Loan Information section of the initial 1003 (p1)	XXX	Verified housing payment history - XXX months satisfactory mortgage history required, open active mortgages reflect XXX, XXX months in closed mortgages with no reported default.; Verified reserves - XXX months reserves or $XXX required, borrower is receiving XXX months or $XXX in cash out proceeds.; Verified credit history - XXX FICO w/a minimum requirement of XXX for Cash out.;		XXX Lender Loan Information XXX received.	XXX	C	A	C	A	C	A	C	A	C	A
2024130634	XXX	XXX	XXX	Credit	Rental income is being used from an expired lease	XXX	1	Closed	Missing evidence of receipt of the original lease amount of $XXX after lease expiration for Unit XXX, as required per guideline when using an expired lease (p14/36). The lease for XXX (p165) expired XXX, loan closed XXX. Lease requires written renewal per terms of section 3 (XXX). It is noted that the appraisal reflects a lease period of XXX-XXX but this lease was not included in the file (p271, "Lease Dates were provided by the XXX").	XXX	Verified housing payment history - XXX months satisfactory mortgage history required, open active mortgages reflect XXX, XXX months in closed mortgages with no reported default.; Verified reserves - XXX months reserves or $XXX required, borrower is receiving XXX months or $XXX in cash out proceeds.; Verified credit history - XXX FICO w/a minimum requirement of XXX for Cash out.;	XXX XXX - Exception is cleared with the attached lease renewal for unit XXX.	Exception is cleared with the attached lease renewal for unit XXX.	XXX	C	A	C	A	C	A	C	A	C	A
2024130634	XXX	XXX	XXX	Credit	Missing Loan Approval Date	XXX	1	Closed	Missing lender loan approval.	XXX	Verified housing payment history - XXX months satisfactory mortgage history required, open active mortgages reflect XXX, XXX months in closed mortgages with no reported default.; Verified reserves - XXX months reserves or $XXX required, borrower is receiving XXX months or $XXX in cash out proceeds.; Verified credit history - XXX FICO w/a minimum requirement of XXX for Cash out.;		XXX Lender loan approval received.	XXX	C	A	C	A	C	A	C	A	C	A
2024130620	XXX	XXX	XXX	Credit	Fraud report alerts have not been addressed	XXX	1	Closed	Missing documentation used to clear the XXX XXX, found on watchlist. Comment p781 states it was cleared on previous loans and does not address the current alert.	XXX	Verified reserves - XXX months reserves or $XXX required, $XXX or XXX months PITIA reserves verified (this does not include assets used for income) ; Verified reserves - FICO XXX, minimum required XXX.;	XXX XXX- Recd email response from Report Risk, I hope you’re having a XXX so far! Using the additional information we have on our employees, we were able to confirm via the XXX website that you are not one and the same with the individual(s) on the DataVerify (XXX) report. Going forward, you will be able to clear yourself and update XXX with the following rationale "XXX was cleared
on a previous loan with the same XXX number(s)". I have included a XXX it below regarding the alerts that populated for you on XXX for your reference. Please note that the rational we provided only pertains to you and not any other XXX with the same name. Additionally, this rationale only pertains to XXX alerts with the same XXX number(s).	XXX - Recd email response from Report Risk, I hope you’re having a XXX so far! Using the additional information we have on our employees, we were able to confirm via the XXX website that you are not one and the same with the XXX(s) on the DataVerify (XXX) report. Going forward, you will be able to clear yourself and update XXX with the following rationale "XXX was cleared
													on a previous loan with the same XXX number(s)". I have included a snip it below regarding the alerts that populated for you on XXX XXX for your reference. Please note that the rational we provided only pertains to you and not any other XXX with the same name. Additionally, this rationale only pertains to XXX alerts with the same XXX number(s).	XXX	C	A	C	A	C	A	C	A	C	A
2024130620	XXX	XXX	XXX	Credit	Tax Returns/Transcripts are Insufficient	XXX	1	Closed	The XXX transcripts do not include the XXX from XXX (p583, 621), not addressed in the file.	XXX	Verified reserves - XXX months reserves or $XXX required, $XXX or XXX months PITIA reserves verified (this does not include assets used for income) ; Verified reserves - FICO XXX, minimum required XXX.;	XXX XXX- "Please revisit this condition. The $XXX from the XXX XXX is shown on Schedule XXX and Schedule XXX of the XXX tax return as well as Schedule XXX on the XXX tax transcript. XXX!" -- Agree, XXX is reported on the XXX tax transcript (pg 614).	XXX - "Please revisit this condition. The $XXX from the XXX XXX is shown on Schedule XXX and Schedule XXX of the XXX tax return as well as Schedule XXX on the XXX tax transcript. XXX!" -- Agree, XXX is reported on the XXX tax transcript (pg 614).	XXX	C	A	C	A	C	A	C	A	C	A
2024130662	XXX	XXX	XXX	Compliance	Homeownership Counseling Disclosure was not provided within XXX business days of application	XXX	3	Open	Initial 1003 application pg. 11 is executed XXX. Homeownership disclosure is dated XXX on pg. 26	Verified reserves - XXX Guidelines XXX 10.5.2 p59 requires XXX month reserve, XXX for LTV, $XXX/ Borrower has XXX months verified reserves post close which exceeds guideline requirements of XXX months.; Verified credit history - XXX Guidelines XXX 6.9 p32 requires minimum fico of XXX, borrowers fico is XXX.;	XXX XXX Document received with note that the statute of limitations on XXX expires XXX (XXX).
												** Finding remains- This was a rescindable transaction which requires XXX months seasoning for compliance findings. Note date is XXX, XXX date is XXX.		XXX	C	C	C	C	C	C	C	C	C	C
2024130662	XXX	XXX	XXX	Compliance	Initial Loan Estimate Sent Date > XXX Business Days from Application Date (XXX)	XXX	3	Open	Initial XXX was issued XXX. Initial application on pg. 11 was executed XXX.
The Initial Disclosure Date (XXX) is more than XXX business days from the Application Date (XXX). XXX business days from the Application Date is (XXX). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the XXX business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(iii))	Verified reserves - XXX Guidelines XXX 10.5.2 p59 requires XXX month reserve, XXX for LTV, $XXX/ Borrower has XXX months verified reserves post close which exceeds guideline requirements of XXX months.; Verified credit history - XXX Guidelines XXX 6.9 p32 requires minimum fico of XXX, borrowers fico is XXX.;	XXX XXX Document received with note that the statute of limitations on XXX expires XXX (XXX).
												** Finding remains- This was a rescindable transaction which requires XXX months seasoning for compliance findings. Note date is XXX, XXX date is XXX.		XXX	C	C	C	C	C	C	C	C	C	C
2024130662	XXX	XXX	XXX	Compliance	List of Settlement Service Providers Sent Date > XXX Business Days from Application Date (XXX)	XXX	3	Open	List of service providers pg. 10 was issued XXX. Initial Application Date is XXX.
The List of Settlement Service Providers Disclosure Date (XXX) is more than XXX business days from the Application Date (XXX). XXX business days from the Application Date is (XXX). Under Regulation Z, e List of Settlement Service Providers must be delivered or placed in the mail not later than the XXX business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(vi); 1026.19(e)(1)(iii))	Verified reserves - XXX Guidelines XXX 10.5.2 p59 requires XXX month reserve, XXX for LTV, $XXX/ Borrower has XXX months verified reserves post close which exceeds guideline requirements of XXX months.; Verified credit history - XXX Guidelines XXX 6.9 p32 requires minimum fico of XXX, borrowers fico is XXX.;	XXX XXX Document received with note that the statute of limitations on XXX expires XXX (XXX).
												** Finding remains- This was a rescindable transaction which requires XXX months seasoning for compliance findings. Note date is XXX, XXX date is XXX.		XXX	C	C	C	C	C	C	C	C	C	C
2024130662	XXX	XXX	XXX	Compliance	Missing XXX Benefit worksheet	XXX	1	Closed	State required worksheet is not in file.	XXX	Verified reserves - XXX Guidelines XXX 10.5.2 p59 requires XXX month reserve, XXX for LTV, $XXX/ Borrower has XXX months verified reserves post close which exceeds guideline requirements of XXX months.; Verified credit history - XXX Guidelines XXX 6.9 p32 requires minimum fico of XXX, borrowers fico is XXX.;		XXX - Lender provided state required and internal XXX worksheet with evidence borrower executed. *Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2024130662	XXX	XXX	XXX	Compliance	XXX Appraisal Requirements are Not Met	XXX	2	Acknowledged	Appraisal does not contain XXX affirming that it was prepared in accordance with XXX XXX of XXX and any implementing regulations as required for XXX.	Verified reserves - XXX Guidelines XXX 10.5.2 p59 requires XXX month reserve, XXX for LTV, $XXX/ Borrower has XXX months verified reserves post close which exceeds guideline requirements of XXX months.; Verified credit history - XXX Guidelines XXX 6.9 p32 requires minimum fico of XXX, borrowers fico is XXX.;	XXX XXX Document received with note that the statute of limitations on XXX expires XXX (XXX).
												** Finding remains- This was a rescindable transaction which requires XXX months seasoning for compliance findings. Note date is XXX, XXX date is XXX.	Client: XXX Non-Material	XXX	C	B	C	B	C	B	C	B	C	B
2024130661	XXX	XXX	XXX	Compliance	Missing Final XX	XXX	1	Closed	Missing final CD. The most recent CD in the file is dated XXX (p182) and does not reflect the correct closing/disbursement date, nor the actual fees charged to the borrower per the settlement statement (p198). The borrower signed a CD issued on XXX at closing (p175) on XXX.	XXX	Low DTI - Verified DTI is below XXX%;		XXX: Received copy of final CD signed at closing. Exception cleared.	XXX	D	A	D	A	D	A	D	A	D	A
2024130661	XXX	XXX	XXX	Compliance	Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3))	XXX	1	Closed	XXX XXX amount of $XXX on the final CD issued XXX(pg. 182) does not match calculated amount and does not match XXX. XXX XXX amount of $XXX on prior CD issued XXX (pg. 175) does match the XXX.
									The Estimated Total Maximum Payment Amount in column XXX of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (XXX), while the Calculated Projected Payments Table has a value of (XXX).	XXX	Low DTI - Verified DTI is below XXX%;		XXX: Received final CD signed at closing. Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2024130661	XXX	XXX	XXX	Compliance	Invalid Change of Circumstance	XXX	1	Closed	There is a change of circumstance in the file dated XXX (p181) for the addition of the $XXX Lock Extension, however this fee was added to the CD issued on XXX (p175). No lender credit issued for this fee. Missing XXX for the addition of the fee on XXX disclosure	XXX	Low DTI - Verified DTI is below XXX%;		XXX: Received copy of XXX dated XXX. Exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2024130661	XXX	XXX	XXX	Compliance	XXX Appraisal Requirements are Not Met	XXX	2	Acknowledged	Missing executed certification stating the appraisal was prepared in accordance with XXX and XXX XXX of XXX and any implementing regulations		Low DTI - Verified DTI is below XXX%;		Client: XXX Non-Material	XXX	C	B	C	B	C	B	C	B	C	B